REVENUE (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of breakdown of revenue

	For the years ended March 31,
	2024	2025	2026
	HK$’000	HK$’000	HK$’000
Recognized at a point in time
Security related service and asset management income – third parties[1]	54	257	-

Trading of timepieces - third parties	13,288	32,873	47,381

Recognized over time
Security related service and asset management income[1]
- Asset management fee – related parties (Note 17(b))	766	4,236	9,278
- Advisory and consultancy fee – third parties	18,740	16,391	5,400

Total break down of revenue	32,848	53,757	62,059

[1] Security related service and asset management income comprises brokerage income, asset management fee, underwriting and placement commissions, as well as advisory and consultancy fee.